Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	CONESTOGA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001175813
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Conestoga Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2020) the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities. There is no guarantee that the Fund will achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
●	Management Risk: Management risk is realized if the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	Small Cap Securities Risk: Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector.
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.conestogacapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the Fund’s best performing quarter was 26.43% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -19.32% for the three months ended March 31, 2020.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2020 to those of the Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes.
Conestoga Small Cap Fund | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCASX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,736
Annual Return 2011	rr_AnnualReturn2011	4.55%
Annual Return 2012	rr_AnnualReturn2012	11.00%
Annual Return 2013	rr_AnnualReturn2013	49.26%
Annual Return 2014	rr_AnnualReturn2014	(8.05%)
Annual Return 2015	rr_AnnualReturn2015	8.03%
Annual Return 2016	rr_AnnualReturn2016	14.07%
Annual Return 2017	rr_AnnualReturn2017	28.44%
Annual Return 2018	rr_AnnualReturn2018	0.61%
Annual Return 2019	rr_AnnualReturn2019	25.18%
Annual Return 2020	rr_AnnualReturn2020	30.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performing quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performing quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
1 Year	rr_AverageAnnualReturnYear01	30.34%
5 Years	rr_AverageAnnualReturnYear05	19.19%
10 Years	rr_AverageAnnualReturnYear10	15.26%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Investors Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.34%
5 Years	rr_AverageAnnualReturnYear05	18.60%
10 Years	rr_AverageAnnualReturnYear10	14.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Investors Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.96%
5 Years	rr_AverageAnnualReturnYear05	15.48%
10 Years	rr_AverageAnnualReturnYear10	12.81%
Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Investors Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.63%
5 Years	rr_AverageAnnualReturnYear05	16.36%
10 Years	rr_AverageAnnualReturnYear10	13.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2002
Conestoga Small Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCALX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
1 Year	rr_AverageAnnualReturnYear01	30.59%	[3]
5 Years	rr_AverageAnnualReturnYear05	19.43%	[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	17.22%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2014	[3]
Conestoga Small Cap Fund | Institutional Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.63%
5 Years	rr_AverageAnnualReturnYear05	16.36%
Since Inception	rr_AverageAnnualReturnSinceInception	13.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2014
Conestoga SMid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CONESTOGA SMID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2020), the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers smid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2500® Index on a rolling three-year basis. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. The Adviser uses a bottom-up approach in selecting securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this prospectus. The Fund’s net asset value (“NAV”) and total return may be adversely affected for a number of reasons, including, without limitation, if any of the following occurs:

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.
●	Management Risk: Management risk is realized if the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.
●	SMid Cap Securities Risk: Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Stocks of small and mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small or mid cap companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
●	Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector.
●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: www.conestogacapital.com/mutual-funds/.

The returns below represent the returns for Investors Class shares of the Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.conestogacapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart, the Fund’s best performing quarter was 25.35% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -20.00% for the three months ended March 31, 2020.

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2020 to those of the Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes. Future results may be different from those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund Shares to be greater than the returns after taxes on distributions or even the returns before taxes.
Conestoga SMid Cap Fund | Investors Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,969
Annual Return 2015	rr_AnnualReturn2015	(0.11%)
Annual Return 2016	rr_AnnualReturn2016	10.35%
Annual Return 2017	rr_AnnualReturn2017	34.11%
Annual Return 2018	rr_AnnualReturn2018	(0.08%)
Annual Return 2019	rr_AnnualReturn2019	33.48%
Annual Return 2020	rr_AnnualReturn2020	28.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performing quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performing quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.00%)
1 Year	rr_AverageAnnualReturnYear01	28.44%
5 Years	rr_AverageAnnualReturnYear05	20.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Investors Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.44%
5 Years	rr_AverageAnnualReturnYear05	20.30%
Since Inception	rr_AverageAnnualReturnSinceInception	12.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Investors Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	16.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Investors Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	40.47%
5 Years	rr_AverageAnnualReturnYear05	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception	14.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2014
Conestoga SMid Cap Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCSGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.08%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,487
1 Year	rr_AverageAnnualReturnYear01	28.75%	[6]
5 Years	rr_AverageAnnualReturnYear05	20.73%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	17.49%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2014	[6]
Conestoga SMid Cap Fund | Institutional Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	40.47%
5 Years	rr_AverageAnnualReturnYear05	18.68%
Since Inception	rr_AverageAnnualReturnSinceInception	16.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2014

[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay an annual fee of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2021. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing Fees paid by Investors Class shares for the fiscal year ended September 30, 2020.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2022, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[3]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
[4]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2021. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing fees paid by Investors Class shares for the fiscal year ended September 30, 2020.
[5]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2022, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[6]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.